Restructuring and Integration - Summary of Restructuring Costs (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended			12 Months Ended
		Mar. 31, 2023		Dec. 31, 2021		Jun. 30, 2021	Dec. 31, 2022
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		$ 26		$ 5			$ 63
Inception to Date		26					168
Estimated Remaining Costs		114
Estimated Total Cost		140
Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs						$ 9
Employer Solutions
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		20		4			52
Inception to Date		20					143
Estimated Remaining Costs		95
Estimated Total Cost		115
Employer Solutions | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs						8
Employer Solutions | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		1		1			11
Inception to Date		1					57
Estimated Remaining Costs		15
Estimated Total Cost		16
Employer Solutions | Severance and Related Benefits | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs						6
Employer Solutions | Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		19	[1]	3	[2]		41	[2]
Inception to Date		19	[1]				86	[2]
Estimated Remaining Costs	[1]	80
Estimated Total Cost	[1]	99
Employer Solutions | Other Restructuring Costs | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[2]					2
Professional Services
Restructuring Cost And Reserve [Line Items]
Restructuring Costs				1			11
Inception to Date							25
Estimated Remaining Costs		9
Estimated Total Cost		9
Professional Services | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs						1
Professional Services | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring Costs							2
Inception to Date							10
Estimated Remaining Costs		5
Estimated Total Cost		5
Professional Services | Severance and Related Benefits | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs						$ 1
Professional Services | Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[2]			$ 1			9
Inception to Date	[2]						$ 15
Estimated Remaining Costs	[1]	4
Estimated Total Cost	[1]	4
Corporate
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		6
Inception to Date		6
Estimated Remaining Costs		10
Estimated Total Cost		16
Corporate | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		5
Inception to Date		5
Estimated Remaining Costs		8
Estimated Total Cost		13
Corporate | Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[1]	1
Inception to Date	[1]	1
Estimated Remaining Costs	[1]	2
Estimated Total Cost	[1]	$ 3

[1]	Other restructuring costs associated with the Transformation Program primarily include data center exit costs, third party fees associated with the restructuring, and costs associated with transitioning existing technology and processes.
[2]	Other costs associated with the Plan primarily include consulting and legal fees and lease consolidation.